Reverse Recapitalization - Schedule of Reconciles Elements of the Merger (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Dec. 31, 2023
Schedule of Reconciles Elements of the Merger [Line Items]
Cash proceeds	$ 20,000	$ 68,725
Less: Cash payment			$ (1,170)
Net cash proceeds upon the closing of the Mergers and PIPE financing			19,658
Net contributions from the Mergers and PIPE financing upon closing			9,523
PIPE [Member]
Schedule of Reconciles Elements of the Merger [Line Items]
Cash proceeds			12,800
FACT [Member]
Schedule of Reconciles Elements of the Merger [Line Items]
Less: Cash payment			(10,680)
Less: non-cash net liabilities assumed from FACT			(10,135)
FPA [Member]
Schedule of Reconciles Elements of the Merger [Line Items]
Less: Cash payment			(17,831)
FACT [Member]
Schedule of Reconciles Elements of the Merger [Line Items]
Cash proceeds			$ 36,539